Employee benefits liabilities - Disclosure of weighted average assumptions to determine defined benefit obligations (Details)	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.14%	2.60%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.40%	2.85%
Future salary increase rate	0.00%	0.00%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	5.54%	2.99%
Future salary increase rate	1.50%	1.50%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.27%	3.15%
Future salary increase rate	3.50%	3.50%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	5.27%	3.26%
Future salary increase rate	1.25%	1.25%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%
UK | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.52%	1.82%
Future salary increase rate	2.55%	0.00%
France | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.01%	1.14%
Future salary increase rate	2.68%	1.82%
Germany | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.56%	1.38%
Future salary increase rate	2.80%
Germany | Pension benefits | Minimum
Disclosure of defined benefit plans [line items]
Future salary increase rate		2.30%
Germany | Pension benefits | Maximum
Disclosure of defined benefit plans [line items]
Future salary increase rate		2.55%